Vessel Operating Expenses	6 Months Ended
Jun. 30, 2025
Vessel Operating Expenses [Abstract]
Vessel Operating Expenses
10. Vessel Operating Expenses

The amounts reflected in “Vessel Operating expenses” in the accompanying unaudited interim consolidated statements of comprehensive loss are analyzed as follows:

	June 30,	June 30,
Vessel Operating Expenses	2025	2024
Crew & crew related costs	$2,740	$2,958
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	1,330	1,362
Lubricants	182	332
Insurances	291	439
Annual taxes and registration fees	87	128
Other	417	361
Total Vessel operating expenses	$5,047	$5,580